UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

ALPS Variable Investment Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1 – Schedule of Investments.

Ibbotson Conservative ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2014 (Unaudited)

		Shares	Value

Exchange Traded Funds - 99.20%
iShares - 23.88%
Core S&P 500® ETF		20,932	$3,938,775
Core S&P Mid-Cap ETF		8,240	1,132,670
TIPS Bond ETF		38,194	4,281,547

Total iShares			9,352,992

Other - 75.32%
GreenHaven Continuous Commodity Index Fund(1)		27,625	778,472
PIMCO Enhanced Short Maturity ETF		23,160	2,347,729
SPDR® Barclays High Yield Bond ETF		39,450	1,629,680
Vanguard® FTSE Developed Markets ETF		54,080	2,231,882
Vanguard® Short-Term Bond ETF		162,657	13,028,826
Vanguard® Total Bond Market ETF		116,843	9,486,483

Total Other			29,503,072

Total Exchange Traded Funds (Cost $37,626,467)			38,856,064

7-Day Yield		Shares	Value

Short-Term Investments - 1.04%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.055%	406,007	$406,007

Total Short-Term Investments (Cost $406,007)			406,007

Total Investments - 100.24% (Total cost $38,032,474)			39,262,071

Liabilities in Excess of Other Assets - (0.24)%			(93,459)

Net Assets - 100.00%			$39,168,612

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Ibbotson Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2014 (Unaudited)

		Shares	Value

Exchange Traded Funds - 99.14%
iShares - 32.78%
Core S&P 500® ETF		103,043	$19,389,602
Core S&P Mid-Cap ETF		49,155	6,756,846
MSCI EAFE Small-Cap ETF		47,615	2,485,503
TIPS Bond ETF		84,043	9,421,220

Total iShares			38,053,171

Other - 66.36%
GreenHaven Continuous Commodity Index Fund(1)		117,885	3,321,999
PIMCO Enhanced Short Maturity ETF		45,575	4,619,938
SPDR® Barclays High Yield Bond ETF		108,440	4,479,656
Vanguard® FTSE Developed Markets ETF		230,885	9,528,624
Vanguard® FTSE Emerging Markets ETF		61,231	2,484,754
Vanguard® Short-Term Bond ETF		324,004	25,952,721
Vanguard® Small-Cap ETF		28,590	3,229,241
Vanguard® Total Bond Market ETF		288,553	23,427,618

Total Other			77,044,551

Total Exchange Traded Funds (Cost $104,317,245)			115,097,722

7-Day Yield		Shares	Value

Short-Term Investments - 1.10%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.055%	1,279,046	$1,279,046

Total Short-Term Investments (Cost $1,279,046)			1,279,046

Total Investments - 100.24% (Total cost $105,596,291)			116,376,768

Liabilities in Excess of Other Assets - (0.24)%			(283,600)

Net Assets - 100.00%			$116,093,168

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Ibbotson Balanced ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2014 (Unaudited)

		Shares	Value

Exchange Traded Funds - 99.04%
iShares - 37.35%
Core S&P 500® ETF		243,071	$45,738,670
Core S&P Mid-Cap ETF		149,635	20,568,827
MSCI EAFE Small-Cap ETF		124,380	6,492,636
TIPS Bond ETF		89,696	10,054,922

Total iShares			82,855,055

Other - 61.69%
GreenHaven Continuous Commodity Index Fund(1)		224,285	6,320,351
PIMCO Enhanced Short Maturity ETF		21,675	2,197,195
SPDR® Barclays High Yield Bond ETF		174,060	7,190,419
Vanguard® FTSE Developed Markets ETF		614,400	25,356,288
Vanguard® FTSE Emerging Markets ETF		247,554	10,045,741
Vanguard® REIT ETF		62,383	4,405,487
Vanguard® Short-Term Bond ETF		358,865	28,745,087
Vanguard® Small-Cap ETF		117,603	13,283,259
Vanguard® Total Bond Market ETF		484,081	39,302,536

Total Other			136,846,363

Total Exchange Traded Funds (Cost $190,462,435)			219,701,418

7-Day Yield		Shares	Value

Short-Term Investments - 1.13%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.055%	2,493,993	$2,493,993

Total Short-Term Investments (Cost $2,493,993)			2,493,993

Total Investments - 100.17% (Total cost $192,956,428)			222,195,411

Liabilities in Excess of Other Assets - (0.17)%			(367,665)

Net Assets - 100.00%			$221,827,746

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Ibbotson Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2014 (Unaudited)

		Shares	Value

Exchange Traded Funds - 100.01%
iShares - 41.29%
Core S&P 500® ETF		255,507	$48,078,752
Core S&P Mid-Cap ETF		192,725	26,491,979
MSCI EAFE Small-Cap ETF		158,190	8,257,518

Total iShares			82,828,249

Other - 58.72%
GreenHaven Continuous Commodity Index Fund(1)		272,052	7,666,425
Vanguard® FTSE Developed Markets ETF		758,175	31,289,882
Vanguard® FTSE Emerging Markets ETF		333,614	13,538,056
Vanguard® REIT ETF		74,647	5,271,571
Vanguard® Short-Term Bond ETF		283,938	22,743,434
Vanguard® Small-Cap ETF		150,276	16,973,674
Vanguard® Total Bond Market ETF		250,171	20,311,384

Total Other			117,794,426

Total Exchange Traded Funds (Cost $165,687,146)			200,622,675

7-Day Yield		Shares	Value

Short-Term Investments - 0.12%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.055%	243,736	$243,736

Total Short-Term Investments (Cost $243,736)			243,736

Total Investments - 100.13% (Total cost $165,930,882)			200,866,411

Liabilities in Excess of Other Assets - (0.13)%			(270,048)

Net Assets - 100.00%			$200,596,363

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2014 (Unaudited)

		Shares	Value

Exchange Traded Funds - 100.07%
iShares - 43.24%
Core S&P 500® ETF		91,301	$17,180,109
Core S&P Mid-Cap ETF		75,435	10,369,295
MSCI EAFE Small-Cap ETF		67,690	3,533,418

Total iShares			31,082,822

Other - 56.83%
GreenHaven Continuous Commodity Index Fund(1)		122,260	3,445,287
Vanguard® FTSE Developed Markets ETF		314,920	12,996,748
Vanguard® FTSE Emerging Markets ETF		140,937	5,719,224
Vanguard® REIT ETF		32,704	2,309,557
Vanguard® Short-Term Bond ETF		45,920	3,678,192
Vanguard® Small-Cap ETF		63,033	7,119,577
Vanguard® Total Bond Market ETF		68,736	5,580,676

Total Other			40,849,261

Total Exchange Traded Funds (Cost $59,590,999)			71,932,083

7-Day Yield		Shares	Value

Short-Term Investments - 0.44%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.055%	318,288	$318,288

Total Short-Term Investments (Cost $318,288)			318,288

Total Investments - 100.51% (Total cost $59,909,287)			72,250,371

Liabilities in Excess of Other Assets - (0.51)%			(368,760)

Net Assets - 100.00%			$71,881,611

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments

As of March 31, 2014 (Unaudited)

	Shares	Value

Canadian Infrastructure - 20.32%
AltaGas, Ltd.	18,675	$765,244
Emera, Inc.	24,950	776,598
Gibson Energy, Inc.	29,057	753,563
Inter Pipeline, Ltd.	28,425	750,544
Keyera Corp.	12,398	786,048
Pembina Pipeline Corp.	20,879	792,854
Veresen, Inc.	51,737	780,618

Total Canadian Infrastructure (Cost $4,905,695)		5,405,469

Canadian Master Limited Partnership Affiliate - 10.04%
Enbridge, Inc.	29,603	1,344,520
TransCanada Corp.	29,200	1,327,272

Total Canadian Master Limited Partnership Affiliate (Cost $2,576,631)		2,671,792

Master Limited Partnership - 24.63%
Buckeye Partners LP	12,748	956,738
Energy Transfer Partners LP	16,846	906,146
Enterprise Products Partners LP	13,813	958,070
Genesis Energy LP	16,540	896,468
Magellan Midstream Partners LP	13,430	936,608
MarkWest Energy Partners LP	14,470	945,180
Western Gas Partners LP	14,421	954,526

Total Master Limited Partnership (Cost $6,173,196)		6,553,736

U.S. Infrastructure - 15.12%
Atmos Energy Corp.	12,253	577,484
CenterPoint Energy, Inc.	24,024	569,129
Dominion Resources, Inc.	8,140	577,859
DTE Energy Co.	7,922	588,525
NiSource, Inc.	16,046	570,114
OGE Energy Corp.	15,703	577,242
Questar Corp.	23,587	560,899

Total U.S. Infrastructure (Cost $3,788,847)		4,021,252

U.S. Master Limited Partnership Affiliate - 28.78%
EnLink Midstream LLC	29,634	1,005,778
Kinder Morgan, Inc.	34,820	1,131,302
ONEOK, Inc.	18,898	1,119,706
Plains GP Holdings LP, Class A	39,852	1,115,059

		Shares	Value

Spectra Energy Corp.		29,785	$1,100,258
Targa Resources Corp.		11,327	1,124,318
The Williams Cos., Inc.		26,101	1,059,179

Total U.S. Master Limited Partnership Affiliate (Cost $7,077,877)			7,655,600

7-Day Yield		Shares	Value

Short Term Investments - 0.72%
Morgan Stanley Institutional Liquidity Fund- Prime Portfolio	0.055%	191,107	$191,107

Total Short Term Investments (Cost $191,107)			191,107

Total Investments - 99.61% (Total cost $24,713,353)			26,498,956

Other Assets in Excess of Liabilities - 0.39%			103,193

Net Assets - 100.00%			$26,602,149

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust

Notes to Quarterly Schedules of Investments

March 31, 2014 (Unaudited)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

ALPS Variable Investment Trust (the “Trust”) (prior to April 30, 2013, known as the Financial Investors Variable Insurance Trust) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following six series of the Trust: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio and ALPS | Alerian Energy Infrastructure Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”).

Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio offers Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees, and distribution and/or service fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and service fees, if applicable.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

The Portfolios’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by ALPS Advisors, Inc., the Portfolios’ investment advisor, using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Portfolio’s net asset value include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions. There can be no assurance, however, that a fair valuation used by a Portfolio on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. The value assigned to fair-valued securities for purposes of calculating a Portfolio’s net asset value may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their net asset values. A Portfolio may change the time at which orders are priced if the NYSE closes at a different time or an emergency exists. With respect to any portion of an Ibbotson Portfolio’s assets that are invested in underlying ETFs that are registered under the 1940 Act, the Ibbotson Portfolios net asset value is calculated based upon the net asset values of the those underlying ETFs in which the Ibbotson Portfolios invest, and the prospectuses for those underlying ETFs explain the circumstances under which those underlying ETFs will use fair value pricing and the effects of using fair value pricing.

Fair Valuation Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities and ETFs for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investment as of March 31, 2014:

Ibbotson Conservative ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$38,856,064	$–	$–	$38,856,064
Short-Term Investments	406,007	–	–	406,007

Total	$39,262,071	$–	$–	$39,262,071

Ibbotson Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$115,097,722	$–	$–	$115,097,722
Short-Term Investments	1,279,046	–	–	1,279,046

Total	$116,376,768	$–	$–	$116,376,768

Ibbotson Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$219,701,418	$–	$–	$219,701,418
Short-Term Investments	2,493,993	–	–	2,493,993

Total	$222,195,411	$–	$–	$222,195,411

Ibbotson Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$200,622,675	$–	$–	$200,622,675
Short-Term Investments	243,736	$–	$–	243,736

Total	$200,866,411	$–	$–	$200,866,411

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$71,932,083	$–	$–	$71,932,083
Short-Term Investments	318,288	–	–	318,288

Total	$72,250,371	$–	$–	$72,250,371

ALPS | Alerian Energy Infrastructure Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Canadian Infrastructure	$5,405,469	$–	$–	$5,405,469
Canadian Master Limited Partnership Affiliate	2,671,792	–	–	2,671,792
Master Limited Partnership	6,553,736	–	–	6,553,736
U.S. Infrastructure	4,021,252	–	–	4,021,252
U.S. Master Limited Partnership Affiliate	7,655,600	–	–	7,655,600
Short-Term Investments	191,107	–	–	191,107

Total	$26,498,956	$–	$–	$26,498,956

The Portfolios recognize transfers between levels as of the end of the period. For the period ended March 31, 2014, there were no transfers between Level 1 and Level 2 securities. For the period ended March 31, 2014, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the period ended March 31, 2014, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated.

There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Security Transactions: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

As of March 31, 2014, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Ibbotson Conservative ETF Asset Allocation Portfolio	$1,753,996	$(555,430)	$1,198,566	$38,063,505
Ibbotson Income and Growth ETF Asset Allocation Portfolio	11,719,205	(1,173,489)	10,545,716	105,831,052
Ibbotson Balanced ETF Asset Allocation Portfolio	30,849,555	(1,859,428)	28,990,127	193,205,284
Ibbotson Growth ETF Asset Allocation Portfolio	36,008,745	(1,384,661)	34,624,084	166,242,327
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	12,766,136	(501,348)	12,264,788	59,985,583
ALPS | Alerian Energy Infrastructure Portfolio	2,223,750	(214,622)	2,009,128	24,489,828

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	May 20, 2014

By:	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer (principal financial officer)

Date:	May 20, 2014